VESSELS UNDER CAPITAL LEASES, NET	12 Months Ended
Dec. 31, 2015
Vessels Under Capital Leases [Abstract]
VESSELS UNDER CAPITAL LEASES, NET
VESSELS UNDER CAPITAL LEASE, NET

Movements in 2015 may be summarized as follows:

(in thousands of $)
Balance at December 31, 2014	—
Acquired as a result of the Merger	14,029
Impairment loss	(4,525)
Depreciation	(1,150)
Balance at December 31, 2015	8,354

In 2015, we recorded an impairment loss of $4.5 million in respect of the Golden Lyderhorn following an impairment review that was triggered by a significant fall in rates in the Baltic Dry Index. The fair value of Golden Lyderhorn, was determined using discounted expected future cash flows from the leased vessel.

The outstanding obligations under capital leases at December 31, 2015 are payable as follows:

(in thousands of $)
2016	17,692
2017	5,944
2018	5,944
2019	5,944
2020	1,791
Thereafter	—
Minimum lease payments	37,315
Less: imputed interest	(4,035)
Present value of obligations under capital leases	33,280

As of December 31, 2015, we held two vessels under capital lease (December 31, 2014: no vessels). The leases are for initial term of 10 years . The remaining periods on these leases at December 31, 2015 range from one to 5 years. As of December 31, 2015, we had the following purchase options for these two vessels:

(in thousands of $)	Purchase option exercise date	Purchase option amount
Golden Lyderhorn	April 2016	11,500
Golden Eclipse	December 2015	41,360
Golden Eclipse	December 2016	39,935
Golden Eclipse	December 2017	38,000
Golden Eclipse	December 2018	36,250
Golden Eclipse	December 2019	33,550

Our lease obligations are secured by the lessors' title to the leased assets and by a guarantee issued to one of the lessors (Golden Eclipse).

A put option held by the lessor of the Golden Lyderhorn of $9.5 million, which is exercisable in August 2016, has been recorded as part of the minimum lease payments. Lease liabilities are amortized so that the remaining balance at the date the put option becomes exercisable is equal to the put option amount.